Mar. 31, 2025
Franklin OnChain U.S. Government Money Fund
Risk Table - Franklin OnChain U.S. Government Money Fund	Risk [Text Block]
Principal Risks

Principal Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Risk Lose Money [Member]	You could lose money by investing in the Fund.
Risk Not Insured [Member]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Not Preserve Dollar [Member]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Interest Rate

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for debt securities. The Fund's yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund's ability to maintain a stable net asset value. A sharp and unexpected rise in interest rates could cause the Fund's share price to drop below a dollar. In general, securities with longer maturities or durations are more sensitive to these interest rate changes.

Credit

Credit: U.S. government investments generally have the least credit risk but are not completely free of credit risk. The Fund may incur losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.

Income

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

U.S. Government Securities

U.S. Government Securities: Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Government agency or instrumentality issues have different levels of credit support. U.S. government-sponsored entities ("GSEs"), such as Fannie Mae and Freddie Mac, may be chartered by Acts of Congress, but their securities are neither issued nor guaranteed by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae, Freddie Mac and certain other GSEs in the past, no assurance can be given that the U.S. government will continue to do so. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Investors should remember that guarantees of timely repayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

Repurchase Agreements	Repurchase Agreements: A repurchase agreement exposes the Fund to the risk that the party that sells the securities to the Fund may default on its obligation to repurchase such securities.
Market

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Blockchain Technology

Blockchain Technology: There are risks associated with the issuance, redemption, transfer, custody and record keeping of shares maintained and recorded on a blockchain, including, for example, the possibility of: (i) delays in transaction processing resulting from, among other things, the inability of nodes to reach consensus on transactions; (ii) security, privacy or other regulatory concerns resulting from the rapidly-evolving regulatory landscape that could require changes in the way transactions are recorded; (iii) undiscovered technical flaws in the transfer agent’s blockchain-integrated system, or the manner in which private keys are held and secured; (iv) cryptographic or other security measures that authenticate transactions for a blockchain to be compromised or “hacked”; (v) new technologies or services that may inhibit access to a blockchain; (vi) a breach of one blockchain that could cause investors to lose trust in blockchain technology; (vii) differences between the way the shares are issued and recorded as compared to traditional mutual fund, which could make the resolution of issues involving Fund shares more difficult under existing law; (viii) the native digital asset of a supported network being deemed to be a security or is being offered and sold as an investment contract, and thus a security, which could impact the transfer agent’s ability to acquire the native digital asset for purposes of paying blockchain transaction fees, and/or otherwise disrupt the operations of the network; (ix) the volatility of blockchain network transaction fees; and (x) a blockchain network experiencing a “fork” (i.e., “split”) of the network, which would result in the existence of two or more versions of the blockchain network running in parallel, but with each version’s native asset lacking interchangeability, potentially competing with each other for users and other participants. Investors that use investor-managed wallets are responsible for securing their private key against loss or theft.

Large Redemptions

Large Redemptions: Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager and shareholders concentrated in a particular industry or group of industries, may from time to time own a substantial amount of the Fund’s shares. The Fund may experience adverse effects when shareholders make large redemptions from the Fund that equate to a large percentage of the Fund's assets. In order to meet such redemption requests, the Fund may need to sell securities at times when it would not otherwise do so, which could result in losses to the Fund, increase the Fund's transaction costs and expense ratios, accelerate the realization of taxable income, if any, to shareholders, and adversely affect the Fund’s liquidity.

Management

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.